Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2018
Registrant Name	dei_EntityRegistrantName	SIMS TOTAL RETURN FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0000794801
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 26, 2018
Document Effective Date	dei_DocumentEffectiveDate	Oct. 26, 2018
Prospectus Date	rr_ProspectusDate	Oct. 26, 2018
Sims Total Return Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Sims Total Return Fund   SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Sims Total Return Fund (the “Fund”) seeks total return.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Sims Total Return Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Sims Total Return Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62.7% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.70%
Expense Example [Heading]	rr_ExpenseExampleHeading	<table cellpadding="0" cellspacing="0" style="width: 100%; font: 11pt Times New Roman, Times, Serif; margin-top: 0; margin-bottom: 0"><tr style="vertical-align: top"> <td style="width: 0"></td><td style="width: 40.5pt">Example</td><td style="text-align: justify"></td></tr></table>
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Sims Total Return Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Sims Total Return Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Sims Total Return Fund invests primarily in common stocks of United States companies. Most, but not all, of its common stock investments pay dividends. Typically, the Fund invests in well-established mid- to large-capitalization companies (market capitalizations of $3 billion or more) having an operating history of ten or more years. The Fund’s investment adviser considers a number of financial metrics in determining whether a company’s stock is undervalued, including among other things, revenue growth, earnings growth, gross margins, operating margins, pretax and after-tax margins, return on assets and return on invested capital. The Fund sells companies that no longer meet its investment criteria, or if the investment adviser believes better investment opportunities are available.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Sims Total Return Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors in the Sims Total Return Fund may lose money. There are risks associated with investments in the types of securities in which the Fund invests. These risks include:

●	Market Risk: The prices of the securities in which the Fund invests may decline for a number of reasons. The price declines of common stocks and bonds may be steep, sudden and prolonged.

●	Value Investing Risk: The Fund primarily invests in “value” stocks. The Fund’s investment adviser may be wrong in its assessment of a company’s value and the stocks the Fund holds may not reach what the investment adviser believes are their full values. From time to time, “value” investing falls out of favor with investors. During these periods, the Fund’s relative performance may lag.

●	Medium Capitalization Companies’ Risk: The securities of medium capitalization companies generally trade in lower volumes than those of large capitalization companies and tend to be more volatile because medium capitalization companies tend to be more susceptible to adverse business or economic events than larger more established companies.

●	Portfolio Turnover Risk: The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turn over” its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs affect the Fund’s performance.

Because of these risks, the Fund is a suitable investment only for those investors who have long-term investment goals. Prospective investors who are uncomfortable with an investment that will fluctuate in value should not invest in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors in the Sims Total Return Fund may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Sims Total Return Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns over 1, 5, and 10 years compare with those of a broad measure of market performance. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website (http://www.simstotalreturn.com).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Sims Total Return Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.simstotalreturn.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Sims Total Return Fund<br /> (Total return per calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Note: During the ten year period shown on the bar chart, the Fund’s highest total return for a quarter was 14.63% (quarter ended September 30, 2009) and the lowest total return for a quarter was -19.36% (quarter ended December 31, 2008).

The Fund’s 2018 year to date total return is 1.83% (January 1, 2018 through the quarter ended September 30, 2018).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns<br /> (for the periods ending December 31, 2017)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's individual tax situation and may differ from those shown and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund's returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because they include a tax benefit resulting from the capital losses that may have been incurred.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns are calculated using the historical highest individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s individual tax situation and may differ from those shown and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because they include a tax benefit resulting from the capital losses that may have been incurred.

Sims Total Return Fund | Sims Total Return Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIMFX
Maximum Sales Charge (Load) Imposed on Purchases (as a Percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (the transfer agent charges $15 for each wire redemption)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.67%
Total Annual Fund Operating Expenses After Fee Waivers	rr_ExpensesOverAssets	3.41%
One Year	rr_ExpenseExampleYear01	$ 344
Three Years	rr_ExpenseExampleYear03	1,048
Five Years	rr_ExpenseExampleYear05	1,774
Ten Years	rr_ExpenseExampleYear10	$ 3,694
Annual Return 2008	rr_AnnualReturn2008	(26.47%)
Annual Return 2009	rr_AnnualReturn2009	18.90%
Annual Return 2010	rr_AnnualReturn2010	9.90%
Annual Return 2011	rr_AnnualReturn2011	0.42%
Annual Return 2012	rr_AnnualReturn2012	6.60%
Annual Return 2013	rr_AnnualReturn2013	19.14%
Annual Return 2014	rr_AnnualReturn2014	(0.59%)
Annual Return 2015	rr_AnnualReturn2015	(5.67%)
Annual Return 2016	rr_AnnualReturn2016	8.50%
Annual Return 2017	rr_AnnualReturn2017	6.24%
Year to Date Return, Label	rr_YearToDateReturnLabel	year to date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest total return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.36%)
1 Year	rr_AverageAnnualReturnYear01	6.24%
5 Years	rr_AverageAnnualReturnYear05	5.19%
10 Years	rr_AverageAnnualReturnYear10	2.85%
Sims Total Return Fund | After Taxes on Distributions | Sims Total Return Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.47%
5 Years	rr_AverageAnnualReturnYear05	3.67%
10 Years	rr_AverageAnnualReturnYear10	1.96%
Sims Total Return Fund | After Taxes on Distributions and Sales | Sims Total Return Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.04%
5 Years	rr_AverageAnnualReturnYear05	3.89%
10 Years	rr_AverageAnnualReturnYear10	2.18%
Sims Total Return Fund | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.83%
5 Years	rr_AverageAnnualReturnYear05	15.79%
10 Years	rr_AverageAnnualReturnYear10	8.50%